Leases (Schedule of Right to use asset) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₪ 3,391
Depreciation	2,404	$ 663		₪ 2,156
Closing balance	2,124	586	[1]	3,391
Consolidated Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	6,612	1,823		7,333
Dispositions	(2,408)	(664)		(2,180)
Additions	1,137	314		1,459
Closing balance	5,341	1,473		6,612
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,221	888		3,245
Dispositions	(2,408)	(664)		(2,180)
Depreciation	2,404	663		2,156
Closing balance	3,217	887		3,221
Net Book Value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,391
Closing balance	₪ 2,124	$ 586		₪ 3,391

[1]	Convenience Translation into US Dollars.